UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                             Sterling Capital Funds
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-450-3722

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                       THE ADVISORS' INNER CIRCLE FUND







 THE STERLING CAPITAL FUNDS
 SEMI-ANNUAL REPORT                                     APRIL 30, 2003


--------------------------------------------------------------------------------

                                 Sterling Capital Small Cap Value Fund
                                       Sterling Capital Balanced Fund





                                [Sterling Capital Funds Logo omitted]
                                -------------------------------------





--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                           STERLING CAPITAL FUNDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Statements of Net Assets

     Small Cap Value Fund.............................................         1

     Balanced Fund....................................................         4

Statements of Operations..............................................        12

Statements of Changes in Net Assets

     Small Cap Value Fund.............................................        13

     Balanced Fund....................................................        14

Financial Highlights

     Small Cap Value Fund.............................................        15

     Balanced Fund....................................................        16

Notes to Financial Statements.........................................        17

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                  APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- 99.7%
--------------------------------------------------------------------------------

                                                                      MARKET
                                                            SHARES     VALUE
                                                          ---------- ----------

CONSUMER DISCRETIONARY -- 26.9%
   Bowne ...............................................   240,400 $  2,711,712
   Callaway Golf .......................................   355,550    4,952,811
   Footstar* ...........................................   273,800    2,532,650
   Furniture Brands International* .....................   184,875    4,390,781
   Gaylord Entertainment* ..............................   233,900    4,867,459
   Hollinger International .............................   531,774    4,945,498
   Kellwood ............................................    83,250    2,465,865
   Payless Shoesource* .................................   158,400    2,512,224
   Pittston Brink's Group ..............................   256,525    3,270,694
   ProQuest* ...........................................   155,800    3,907,464
   Speedway Motorsports ................................   286,050    6,953,876
   Zale* ...............................................   133,000    4,647,020
                                                                   ------------
                                                                     48,158,054
                                                                   ------------
CONSUMER STAPLES -- 6.3%
   American Greetings, Cl A* ...........................   438,150    6,379,464
   Blyth ...............................................   189,875    5,008,902
                                                                   ------------
                                                                     11,388,366
                                                                   ------------
ENERGY -- 1.0%
   Forest Oil* .........................................    87,900    1,826,562
                                                                   ------------
FINANCIALS -- 16.2%
   Avatar Holdings* ....................................   106,250    2,643,500
   Bank of Hawaii ......................................    42,350    1,395,856
   Commercial Federal ..................................   209,375    4,505,750
   First Financial Bancorp .............................    77,625    1,217,160
   Phoenix .............................................   394,625    3,117,537
   Provident Financial Services* .......................   121,350    2,061,737
   Raymond James Financial .............................   139,000    3,986,520
   Silicon Valley Bancshares* ..........................   152,650    3,568,957
   Waddell & Reed Financial, Cl A ......................   322,890    6,457,800
                                                                   ------------
                                                                     28,954,817
                                                                   ------------
HEALTH CARE -- 7.0%
   Haemonetics* ........................................   294,750    5,225,917
   Ocular Sciences* ....................................   147,500    2,138,750
   VISX* ...............................................   328,400    5,142,744
                                                                   ------------
                                                                     12,507,411
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                  APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                                       MARKET
                                                            SHARES      VALUE
                                                           ---------- ----------

INFORMATION TECHNOLOGY -- 4.4%
   CSG Systems International* ..........................   346,350 $  3,647,066
   Earthlink* ..........................................   604,300    4,163,627
                                                                   ------------
                                                                      7,810,693
                                                                   ------------
MATERIALS & PROCESSING -- 24.2%
   Acuity Brands .......................................   425,550    6,481,126
   Brady ...............................................   172,130    5,768,076
   Cytec Industries* ...................................   112,300    3,594,723
   Delta & Pine Land ...................................   294,700    6,854,722
   Millennium Chemicals ................................   395,250    5,497,927
   National Service Industries .........................    12,280      113,099
   Paxar* ..............................................   145,950    1,507,664
   Rayonier ............................................   128,675    6,480,073
   SPS Technologies* ...................................    48,575    1,281,409
   Texas Industries ....................................   134,075    2,646,641
   Tredegar ............................................   165,500    2,128,330
   Unifi* ..............................................   166,975      993,501
                                                                   ------------
                                                                     43,347,291
                                                                   ------------
OTHER -- 2.4%
   Crane ...............................................   220,225    4,300,994
                                                                   ------------
PRODUCER DURABLES -- 0.0%
   JLG Industries ......................................     5,350       29,104
                                                                   ------------
TECHNOLOGY -- 11.3%
   Andrew* .............................................   205,925    1,579,445
   Axcelis Technologies* ...............................   540,950    3,072,596
   Belden ..............................................   202,000    2,401,780
   CommScope* ..........................................   249,750    2,140,358
   Concerto Software* ..................................   137,375      625,056
   Dendrite International* .............................   641,750    6,571,520
   Fairchild Semiconductor International* ..............   319,200    3,788,904
                                                                   ------------
                                                                     20,179,659
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $201,932,515) ..............................            178,502,951
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                  APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 0.3%
--------------------------------------------------------------------------------

                                                            FACE        MARKET
                                                           AMOUNT       VALUE
                                                          ---------   ---------

REPURCHASE AGREEMENT -- 0.3%
   Morgan Stanley, 1.000%, dated 04/30/03,
      due 05/01/03 to be repurchased at $574,395,
      (collateralized by U.S. Treasury Obligations
      valued at $585,867) ..............................  $574,363 $   574,363
                                                                   ------------
   TOTAL SHORT-TERM INVESTMENT
      (Cost $574,363) ..................................               574,363
                                                                   ------------
   TOTAL INVESTMENTS -- 100.0%
      (Cost $202,506,878) ..............................            179,077,314
                                                                   ------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES (0.0%)
--------------------------------------------------------------------------------
   Investment Advisory Fees Payable ....................               (135,214)
   Administrative Fees Payable .........................                (20,968)
   Other Assets and Liabilities, Net ...................                150,581
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES ..................                 (5,601)
                                                                   ------------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital -- Institutional Class
      (unlimited authorization-- no par value) based
      on 13,998,049 outstanding shares of beneficial interest       199,544,717
   Accumulated net investment loss .....................                (64,824)
   Accumulated net realized gain on investments ........              3,021,384
   Net unrealized depreciation on investments ..........            (23,429,564)
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ..........................           $179,071,713
                                                                   ============

   Net Asset Value, Offering and Redemption Price Per Share              $12.79
                                                                   ============
     *  NON-INCOME PRODUCING SECURITY.
    CL  CLASS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- 63.2%
--------------------------------------------------------------------------------

                                                                       MARKET
                                                             SHARES     VALUE
                                                           ---------- ----------

CONSUMER DISCRETIONARY -- 9.7%
   Altria Group ........................................      4,175 $   128,423
   AOL Time Warner* ....................................     23,325     319,086
   Black & Decker ......................................      6,150     253,687
   Comcast Special, Cl A* ..............................     10,800     324,648
   Comcast, Cl A* ......................................     10,732     342,458
   Energizer Holdings* .................................        625      18,012
   Fortune Brands ......................................      2,575     124,630
   Home Depot ..........................................     19,450     547,129
   Marriott International, Cl A ........................     13,400     481,194
   Toys `R' Us* ........................................     22,225     227,806
   Tribune .............................................      6,525     319,595
   Walt Disney .........................................     12,250     228,585
                                                                    -----------
                                                                      3,315,253
                                                                    -----------
CONSUMER STAPLES -- 1.6%
   Viacom, Cl B* .......................................     12,625     548,051
                                                                    -----------
ENERGY -- 7.3%
   ChevronTexaco .......................................      6,790     426,480
   Exxon Mobil .........................................     23,420     824,384
   Marathon Oil ........................................     22,125     503,786
   Royal Dutch Petroleum, NY Shares ....................     11,025     450,702
   Schlumberger ........................................      6,500     272,545
                                                                    -----------
                                                                      2,477,897
                                                                    -----------
FINANCIALS -- 23.0%
   Allstate ............................................      7,700     290,983
   American International Group ........................     13,150     762,042
   Bank of America .....................................      7,240     536,122
   Bank One ............................................     16,425     592,121
   Citigroup ...........................................     22,166     870,015
   Franklin Resources ..................................      8,225     286,888
   Freddie Mac .........................................      7,725     447,277
   JP Morgan Chase .....................................     21,566     632,962
   Keycorp .............................................     32,825     791,411
   Metlife .............................................     12,075     346,915
   Morgan Stanley ......................................      9,050     404,988
   Safeco ..............................................     12,625     486,189


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                        MARKET
                                                             SHARES     VALUE
                                                           ---------- ----------

   Travelers Property Casualty, Cl A* ..................        722 $    11,718
   Travelers Property Casualty, Cl B* ..................      1,483      24,099
   Wachovia ............................................     20,075     767,066
   Wells Fargo .........................................     12,625     609,283
                                                                    -----------
                                                                      7,860,079
                                                                    -----------
HEALTH CARE -- 1.1%
   Abbott Laboratories .................................      6,125     248,859
   Baxter International ................................      5,550     127,650
                                                                    -----------
                                                                        376,509
                                                                    -----------
INDUSTRIALS -- 6.0%
   Boeing ..............................................     17,850     486,948
   First Data ..........................................      6,625     259,899
   Honeywell International .............................      9,150     215,940
   Illinois Tool Works .................................      6,375     407,872
   Norfolk Southern ....................................     25,225     535,022
   Thomas & Betts* .....................................      9,900     156,519
                                                                    -----------
                                                                      2,062,200
                                                                    -----------
INFORMATION TECHNOLOGY -- 4.0%
   ADC Telecommunications* .............................     80,375     191,935
   Applied Micro Circuits* .............................     39,425     176,624
   Hewlett Packard .....................................     11,116     181,191
   International Business Machines .....................      3,425     290,782
   JDS Uniphase* .......................................     42,850     138,406
   National Semiconductor* .............................      9,200     172,316
   Unisys* .............................................     21,050     218,920
                                                                    -----------
                                                                      1,370,174
                                                                    -----------
MATERIALS -- 4.1%
   Alcoa ...............................................      7,750     177,707
   Dover ...............................................      6,525     187,529
   Hercules* ...........................................     10,100     102,515
   Praxair .............................................     10,475     608,388
   Thermo Electron* ....................................      8,650     157,171
   Weyerhaeuser ........................................      3,175     157,448
                                                                    -----------
                                                                      1,390,758
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                       MARKET
                                                            SHARES     VALUE
                                                          --------- ------------

TELECOMMUNICATION SERVICES -- 3.0%
   Alltel ..............................................      7,525 $   352,621
   AT&T ................................................      5,860      99,913
   SBC Communications ..................................     20,910     488,458
   Verizon Communications ..............................      2,225      83,171
                                                                    -----------
                                                                      1,024,163
                                                                    -----------
UTILITIES -- 3.4%
   Duke Energy .........................................     19,075     335,529
   Exelon ..............................................     15,840     840,154
                                                                    -----------
                                                                      1,175,683
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $23,993,944) ...............................             21,600,767
                                                                    -----------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT & AGENCY SECURITIES -- 18.2%
--------------------------------------------------------------------------------
                                                                   FACE
                                                                  AMOUNT
                                                              --------------
FHLB -- 0.6%
      3.000%, 08/15/05 .................................   $120,000     123,168
      1.249%, 05/01/03 .................................    100,000     100,000
                                                                    -----------
                                                                        223,168
                                                                    -----------
FHLMC -- 2.6%
      6.625%, 09/15/09 .................................    750,000     883,125
                                                                    -----------
FNMA -- 6.8%
      6.500%, 11/01/26 .................................    392,957     412,808
      6.000%, 11/01/16 .................................    615,588     643,282
      5.500%, 10/01/17 .................................    667,793     694,345
      5.000%, 01/20/07 .................................    350,000     359,657
      4.375%, 09/15/12 .................................    220,000     222,594
                                                                    -----------
                                                                      2,332,686
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT & AGENCY SECURITIES -- CONTINUED
--------------------------------------------------------------------------------

                                                              FACE      MARKET
                                                             AMOUNT     VALUE
                                                           ---------- ----------

MORTGAGE-BACKED SECURITIES -- 8.2%
   Fannie Mae, Ser 1999-17, Cl PD
      6.000%, 05/25/25 .................................   $340,000 $   351,725
   Freddie Mac (Gold) Pool #E92466
      5.500%, 11/01/17 .................................    333,024     346,266
   Freddie Mac (Gold) Pool #E93305
      5.500%, 12/01/17 .................................    389,587     405,077
   Freddie Mac Pool #617740
      6.500%, 08/01/32 .................................    519,656     542,952
   Freddie Mac Pool #648057
      6.500%, 07/01/32 .................................    541,820     569,089
   Freddie Mac Pool #659940
      7.000%, 07/01/32 .................................    212,815     224,855
   Freddie Mac Pool #677984
      5.000%, 12/01/32 .................................    347,348     349,867
                                                                    -----------
                                                                      2,789,831
                                                                    -----------
   TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
      (Cost $6,166,971)                                               6,228,810
                                                                    -----------
--------------------------------------------------------------------------------
 CORPORATE BONDS -- 10.0%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
   General Electric Capital, Ser A, MTN*
      6.000%, 06/15/12 .................................     65,000      71,726
                                                                    -----------
FINANCIALS -- 5.3%
   Associates Corporation of America
      6.250%, 11/01/08 .................................    175,000     199,063
   Bank of America
      4.875%, 01/15/13 .................................    120,000     123,199
   Bear Stearns
      6.500%, 05/01/06 .................................    185,000     206,672
   Countrywide Home Loan, Ser K, MTN
      3.500%, 12/19/05 .................................     80,000      81,924
   General Motors Acceptance Corporation
      6.875%, 08/28/12 .................................    170,000     172,879
   Household Finance
      6.500%, 01/24/06 .................................    120,000     133,507


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                             FACE      MARKET
                                                            AMOUNT     VALUE
                                                         ----------- ----------

FINANCIALS -- CONTINUED
   International Business Machines
      4.250%, 09/15/09 .................................   $ 75,000 $    78,104
   Lehman Brothers Holdings
      6.625%, 01/18/12 .................................    240,000     272,785
   National Rural Utilities
      6.000%, 05/15/06 .................................    180,000     197,638
   US Bancorp, Ser A, MTN
      5.100%, 07/15/07 .................................    110,000     118,378
   Wells Fargo Financial
      6.125%, 02/15/06 .................................    200,000     220,002
                                                                    -----------
                                                                      1,804,151
                                                                    -----------
INDUSTRIALS -- 2.1%
   AOL Time Warner
      5.625%, 05/01/05 .................................     70,000      73,728
   Centex
      7.500%, 01/15/12 .................................    110,000     127,005
   Gannet Company
      4.950%, 04/01/05 .................................     70,000      74,140
   General Electric
      5.000%, 02/01/13 .................................    160,000     165,373
   General Motors
      7.200%, 01/15/11 .................................    185,000     189,625
   Lockheed Martin
      8.500%, 12/01/29 .................................     70,000      93,887
                                                                    -----------
                                                                        723,758
                                                                    -----------
RAILROADS -- 0.3%
   Union Pacific
      6.500%, 04/15/12 .................................    100,000     113,444
                                                                    -----------
RETAIL -- 0.6%
   Kohl's
      7.375%, 10/15/11 .................................    110,000     132,784
   Wal-Mart Stores
      4.375%, 07/12/07 .................................     65,000      68,720
                                                                    -----------
                                                                        201,504
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE BONDS --  CONTINUED
--------------------------------------------------------------------------------

                                                             FACE      MARKET
                                                            AMOUNT      VALUE
                                                           ---------  ----------

TELECOMMUNICATION SERVICES -- 0.9%
   Cox Communications
      6.800%, 08/01/28 .................................   $ 85,000 $   94,010
   Verizon Global
      4.000%, 01/15/08 .................................    190,000     194,337
                                                                    -----------
                                                                        288,347
                                                                    -----------
UTILITIES -- 0.6%
   American Electric Power, Ser A
      6.125%, 05/15/06 .................................    125,000     135,000
   KN Energy
      7.250%, 03/01/28 .................................     65,000      72,881
                                                                    -----------
                                                                        207,881
                                                                    -----------
   TOTAL CORPORATE BONDS
      (Cost $3,308,175) ................................              3,410,811
                                                                    -----------
--------------------------------------------------------------------------------
 HOME EQUITY LOANS -- 1.2%
--------------------------------------------------------------------------------
   Citicorp Mortgage Securities, Ser 2001-16, Cl 2A1
      6.250%, 11/25/16 .................................    173,091     178,051
   Wells Fargo Mortgage Backed Securities Trust,
   Ser 2000-3, Cl A1
      7.250%, 07/01/15 .................................    244,038     244,707
                                                                    -----------
   TOTAL HOME EQUITY LOANS
      (Cost $423,500)                                                   422,758
                                                                    -----------
--------------------------------------------------------------------------------
 MUNICIPAL BOND -- 0.6%
--------------------------------------------------------------------------------
   Maryland State & Local Facilities, GO
      4.250%, 02/15/05 .................................    185,000     194,481
                                                                    -----------
   TOTAL MUNICIPAL BOND
      (Cost $194,194) ..................................                194,481
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 4.7%
--------------------------------------------------------------------------------

                                                             FACE      MARKET
                                                            AMOUNT      VALUE
                                                          ---------- ----------

U.S. TREASURY BONDS -- 2.7%
   U.S. Treasury Bond
      7.500%, 11/15/24 .................................   $250,000 $   339,618
      6.375%, 08/15/27 .................................    195,000     235,971
      5.500%, 08/15/28 .................................    325,000     353,310
                                                                    -----------
                                                                        928,899
                                                                    -----------
U.S. TREASURY NOTES -- 2.0%
   U.S. Treasury Note
      6.750%, 05/15/05 .................................    300,000     331,404
      6.500%, 08/15/05 .................................    100,000     110,960
      5.750%, 11/15/05 .................................    200,000     219,750
                                                                    -----------
                                                                        662,114
                                                                    -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $1,580,959) ................................              1,591,013
                                                                    -----------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 1.9%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.9%
   Morgan Stanley, 1.000%, dated 04/30/03,
      due 05/01/03 to be repurchased at $654,198,
      (collateralized by U.S. Treasury Obligations
      valued at $667,264) ..............................    654,162     654,162
                                                                    -----------
   TOTAL SHORT-TERM INVESTMENT
      (Cost $654,162) ..................................                654,162
                                                                    -----------
   TOTAL INVESTMENTS -- 99.8%
      (Cost $36,321,905) ...............................             34,102,802
                                                                    -----------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 0.2%
--------------------------------------------------------------------------------
   Investment Advisory Fees Payable ....................                (20,294)
   Administrative Fees Payable .........................                 (4,122)
   Other Assets and Liabilities, Net ...................                 78,902
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ..................                 54,486
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                       MARKET
                                                                        VALUE
                                                                      ---------

   Paid in Capital-- Institutional Class
      (unlimited authorization -- no par value) based on
      3,636,308 outstanding shares of beneficial interest           $37,232,054
   Undistributed net investment income .................                  6,890
   Accumulated net realized loss on investments ........               (862,553)
   Net unrealized depreciation on investments ..........             (2,219,103)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ..........................            $34,157,288

                                                                    ===========
   Net Asset Value, Offering and Redemption Price Per Share               $9.39
                                                                    ===========
     *  NON-INCOME PRODUCING SECURITY.
    CL  CLASS
  FHLB  FEDERAL HOME LOAN BANK
 FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
  FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
    GO  GENERAL OBLIGATION
   MTN  MEDIUM TERM NOTE
   SER  SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
STERLING CAPITAL FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                        SMALL CAP
                                                          VALUE        BALANCED
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)        FUND           FUND
                                                       -----------    ----------
INVESTMENT INCOME
Dividend Income................................       $   962,649    $  240,654
Interest Income................................            10,339        60,035
Less: Foreign Taxes Withheld...................                --        (1,822)
                                                      -----------    ----------
   TOTAL INVESTMENT INCOME.....................           972,988       498,867
                                                      -----------    ----------
EXPENSES
Investment Advisory Fees.......................           830,245       122,430
Administrative Fees............................           124,537        24,486
Transfer Agent Fees............................           100,057        34,672
Professional Fees..............................            23,156         4,766
Printing Fees..................................            11,162         2,172
Custodian Fees.................................             8,507         3,506
Registration Fees..............................             4,600         2,610
Trustees' Fees.................................             4,305           593
Other Expenses.................................             2,540         2,678
                                                      -----------    ----------
TOTAL EXPENSES                                          1,109,109       197,913
Less:
Waiver of Investment Advisory Fees.............           (71,297)      (16,830)
                                                      -----------    ----------
TOTAL NET EXPENSES.............................         1,037,812       181,083
                                                      -----------    ----------
NET INVESTMENT INCOME (LOSS)...................           (64,824)      317,784
                                                      -----------    ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS........         3,604,539      (519,177)
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS..............................        12,793,610     1,623,888
                                                      -----------    ----------
NET GAIN ON INVESTMENTS........................        16,398,149     1,104,711
                                                      -----------    ----------
   NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS........................       $16,333,325    $1,422,495
                                                      ===========    ==========


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                      SIX MONTHS        YEAR
                                                         ENDED          ENDED
                                                     APRIL 30, 2003, OCTOBER 31,
                                                      (UNAUDITED)       2002
                                                     --------------  -----------
OPERATIONS:
   Net Investment Loss.........................          (64,824)  $   (120,983)
   Net Realized Gain...........................        3,604,539      1,222,648
   Net Change in Unrealized Appreciation
   (Depreciation)..............................       12,793,610    (30,113,267)
                                                    ------------   -------------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations...........................       16,333,325    (29,011,602)
                                                    ------------   -------------
DISTRIBUTIONS:
   Net Investment Income.......................               --        (20,457)
   Realized Capital Gains......................       (1,560,439)    (7,421,468)
                                                    ------------   -------------
   Total Distributions.........................       (1,560,439)    (7,441,925)
                                                    ------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued......................................       23,924,722    146,538,631
   In Lieu of Cash Distributions...............        1,416,000      7,093,651
   Redeemed....................................      (28,739,667)   (59,502,967)
                                                    ------------   -------------
     Net Increase (Decrease) in Net Assets from
         Capital Share Transactions............       (3,398,945)    94,129,315
                                                    ------------   -------------
     Total Increase in Net Assets..............       11,373,941     57,675,788

NET ASSETS:
   Beginning of Period.........................      167,697,772    110,021,984
                                                    ------------   -------------
   End of Period...............................     $179,071,713   $167,697,772
                                                    ============   =============
SHARE TRANSACTIONS:
   Issued......................................        2,000,852     10,132,907
   In Lieu of Cash Distributions...............          118,613        513,943
   Redeemed....................................       (2,391,116)    (4,235,633)
                                                    ------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS...................         (271,651)     6,411,217
                                                    ============   =============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                     SIX MONTHS         YEAR
                                                       ENDED           ENDED
                                                     APRIL 30, 2003, OCTOBER 31,
                                                      (UNAUDITED)      2002
                                                     -------------- ------------
OPERATIONS:
   Net Investment Income.......................     $    317,784   $    868,803
   Net Realized Loss...........................         (519,177)       (11,404)
   Net Change in Unrealized Appreciation
   (Depreciation)..............................        1,623,888     (3,271,602)
                                                    ------------   -------------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations...........................        1,422,495     (2,414,203)
                                                    ------------   -------------
DISTRIBUTIONS:
   Net Investment Income.......................         (323,451)      (926,901)
   Realized Capital Gains......................               --        (92,212)
                                                    ------------   -------------
   Total Distributions.........................         (323,451)    (1,019,113)
                                                    ------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued......................................        2,578,088      7,706,486
   In Lieu of Cash Distributions...............          314,823        996,454
   Redeemed....................................       (2,525,710)   (15,229,149)
                                                    ------------   -------------
     Net, Increase (Decrease) in Net Assets from
         Capital Share Transactions............          367,201     (6,526,209)
                                                    ------------   -------------
     Total Increase (Decrease) in Net Assets...        1,466,245     (9,959,525)

NET ASSETS:
   Beginning of Period.........................       32,691,043     42,650,568
                                                    ------------   -------------
   End of Period...............................     $ 34,157,288   $ 32,691,043
                                                    ============   =============
SHARE TRANSACTIONS:
   Issued......................................          288,857        782,202
   In Lieu of Cash Distributions...............           34,775        101,498
   Redeemed....................................         (277,582)    (1,549,833)
                                                    ------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS...................           46,050       (666,133)
                                                    ============   =============


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                   SIX MONTHS
                                     ENDED
                                 APRIL 30, 2003                 YEARS ENDED OCTOBER 31,
                                   (UNAUDITED)      2002         2001(1)      2000         1999        1998
                                   ----------     ---------   ----------    --------     --------    --------

   Net Asset Value,
     Beginning of Period.............$  11.75      $ 14.00      $  14.65    $ 12.88      $ 11.93      $ 13.72
                                     --------      -------      --------    -------      -------      -------
INCOME FROM INVESTMENT
   OPERATIONS:
     Net Investment Income (Loss)....   (0.01)       (0.01)         0.09       0.06         0.03          --
   Net Realized and
     Unrealized Gain (Loss)..........    1.16        (1.30)         0.85       2.16         1.04        (1.35)
                                     --------      -------      --------    -------      -------      -------
   Total from Investment
     Operations......................    1.15        (1.31)         0.94       2.22         1.07        (1.35)
                                     --------      -------      --------    -------      -------      -------
Distributions:
   Net Investment Income.............      --           --         (0.08)     (0.07)       (0.02)          --
   Net Realized Capital Gains........   (0.11)       (0.94)        (1.51)     (0.38)       (0.10)       (0.44)
                                     --------      -------      --------    -------      -------      -------
     Total Distributions.............   (0.11)       (0.94)        (1.59)     (0.45)       (0.12)       (0.44)
                                     --------      -------      --------    -------      -------      -------
   Net Asset Value,
     End of Period...................$  12.79      $ 11.75      $  14.00    $ 14.65      $ 12.88      $ 11.93
                                     ========      =======      ========    =======      =======      =======
TOTAL RETURN+........................    9.85%      (10.34)%        6.70%     17.77%        9.02%      (10.08)%
                                     ========      =======      ========    =======      =======      =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000)      $179,072      $167,698     $110,022    $60,918      $44,103      $35,231
Ratio of Expenses to
   Average Net Assets................    1.25%         1.25%        1.25%      1.26%        1.25%        1.25%
Ratio of Expenses to Average
   Net Assets (without waivers)......    1.34%         1.31%        1.37%      1.26%        1.25%        1.25%
Ratio of Net Investment
   Income to Average Net Assets......   (0.08)%       (0.07)%       0.33%      0.42%        0.22%        0.01%
Ratio of Net Investment
   Income to Average Net Assets
   (without waivers).................   (0.17)%       (0.13)%       0.21%      0.42%        0.22%        0.01%
Portfolio Turnover Rate..............      18%           24%          62%        98%          50%          70%

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE
    DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 (1)ON MARCH 16, 2001, THE ADVISORS' INNER CIRCLE FUND STERLING SMALL CAP VALUE FUND ACQUIRED THE ASSETS OF THE
    UAM STERLING SMALL CAP VALUE FUND, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER
    CIRCLE FUND STERLING SMALL CAP VALUE FUND PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE
    UAM STERLING SMALL CAP VALUE FUND. SEE NOTE 1 IN NOTES TO THE FINANCIAL STATEMENTS.


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
STERLING CAPITAL FUNDS
BALANCED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                SIX MONTHS
                                  ENDED
                              APRIL 30, 2003              YEAR ENDED OCTOBER 31,
                                (UNAUDITED)       2002        2001(1)       2000          1999       1998
                                ----------   -----------   ----------    ----------   ----------  ----------

   Net Asset Value,
     Beginning of Period.......   $   9.11      $ 10.02       $ 11.24    $ 12.13      $ 12.81      $  13.91
                                  --------      -------       -------    -------      -------      --------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net Investment Income.......       0.09         0.23          0.25       0.33         0.34          0.33
   Net Realized and
     Unrealized Gain (Loss)....       0.28        (0.89)        (0.96)      0.21         0.28          0.52
                                  --------      -------       -------    -------      -------      --------
   Total from Investment
     Operations................       0.37        (0.66)        (0.71)      0.54         0.62          0.85
                                  --------      -------       -------    -------      -------      --------
Distributions:
   Net Investment Income.......     (0.09)        (0.23)        (0.27)     (0.35)       (0.32)        (0.34)
   Net Realized Capital Gains..        --         (0.02)        (0.24)     (1.08)       (0.98)        (1.61)
                                  --------      -------       -------    -------      -------      --------
     Total Distributions            (0.09)        (0.25)        (0.51)     (1.43)       (1.30)        (1.95)
                                  --------      -------       -------    -------      -------      --------
   Net Asset Value,
     End of Period.............   $  9.39       $  9.11       $ 10.02    $ 11.24      $ 12.13      $  12.81
                                  ========      ========      =======    =======      =======      ========

   Total Return+...............     4.09%        (6.71)%      (6.60)%      5.28%        5.12%         6.58%
                                  =======       ========     ========    =======      =======      ========

RATIOS AND SUPPLEMENTAL DATA

Net Assets, End of Period (000)   $34,157       $32,691       $42,651    $49,503      $61,905       $75,844
Ratio of Expenses to
   Average Net Assets                1.11%         1.02%         1.11%      1.12%        1.11%         1.11%
Ratio of Expenses to
   Average Net Assets
   (without waivers)                 1.21%         1.02%         1.27%      1.12%        1.11%         1.11%
Ratio of Net Investment
   Income to Average Net Assets      1.95%         2.21%         2.30%      2.88%        2.55%         2.46%
Ratio of Net Investment
   Income to Average Net Assets
   (without waivers)                 1.85%         2.21%         2.14%      2.88%        2.55%         2.46%
Portfolio Turnover Rate                41%          125%           86%       121%          82%           82%


+  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE
   DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
++ THE PORTFOLIO TURNOVER RATE WAS HIGHER THAN NORMALLY ANTICIPATED DUE TO INCREASED SHAREHOLDER
   ACTIVITY WITHIN THE FUND.
(1)ON MARCH 16, 2001, THE ADVISORS' INNER CIRCLE FUND STERLING BALANCED FUND ACQUIRED THE ASSETS OF THE
   UAM STERLING BALANCED FUND, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE
   FUND STERLING BALANCED FUND PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM STERLING
   BALANCED FUND. SEE NOTE 1 IN NOTES TO THE FINANCIAL STATEMENTS.
(2)(UNAUDITED) THE TURNOVER IN THE BALANCED FUND ROSE DURING THE LAST SIX MONTHS PRIMARILY DUE TO THE
   ACTIVE NATURE OF THE FIXED  INCOME MANAGEMENT. IN 2002, THE CREDIT MARKETS WERE EXTREMELY VOLATILE DUE
   TO THE NEGATIVE PUBLICITY ASSOCIATED WITH CORPORATE ACCOUNTING SCANDALS. DURING THIS VOLATILE PERIOD, WE
   BELIEVED THAT IT WAS VERY IMPORTANT TO PURGE ANY NAMES FROM OUR PORTFOLIOS THAT COULD BE POSSIBLY
   TAINTED BY ANY NEGATIVE PUBLICITY.
   IN ADDITION WE HAVE BEEN IN THE PROCESS OF SHIFTING OUR YIELD CURVE POSITION FROM A BULLET STRUCTURE
   TO MORE OF A BARBELL. THIS STRATEGY WILL BE GRADUALLY IMPLEMENTED BUT ALSO INVOLVES INCREASED ACTIVITY IN THE
   ACCOUNT. WE BELIEVE THAT THE YIELD CURVE WILL FLATTEN IN 2003 AND WE ARE WORKING TO POSITION THE FUND TO
   TAKE ADVANTAGE OF THIS MOVE.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the Sterling Capital Funds (the "Funds"). The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On February 23, 2001, the shareholders of the UAM Sterling Partners' Small Cap Value Fund and the Sterling Partners' Balanced Fund (the "UAM Portfolios") voted to approve a tax-free reorganization of the UAM Portfolios through a transfer of all assets and liabilities to The Advisors' Inner Circle Funds Sterling Capital Small Cap Value Fund and Sterling Capital Balanced Fund. The reorganization took place on March 16, 2001.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange are stated at the last quoted sales price if readily available for such equity securities on each business day at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Investments in equity securities, which are reported on the NASDAQ national market system, are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which market quotations are not readily available (of which there are none as of April 30, 2003)

NOTES TO THE FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
     are valued at fair value as determined in good faith by or in accordance with procedures approved by, the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securit y is purchased or sold. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Funds are charged to the specific Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (formerly SEI Investments Mutual Funds Services or the
"Administrator"), a wholly-owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (SIDCO), the "Distributor." Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Funds have entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $451 from the Small Cap Value Fund and $337 from the Balanced Fund for the six-month period ended April 30, 2003 through a reduction in the yield earned on those repurchase agreements.

NOTES TO THE FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of:

                 .150% on the first $250 million in Fund assets
                 .125% on the next $250 million in Fund assets
                 .100% on all Fund assets over $500 million

The Funds are subject to a minimum annual administration fee of $250,000, allocated by each Fund's daily net assets. There is also a minimum annual administration fee of $100,000 per additional Fund and $20,000 per additional class.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Funds.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Sterling Capital Management, LLC (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Small Cap Value Fund's daily average net assets and 0.75% of the Balanced Fund's daily average net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Funds' total operating expenses to a maximum of 1.25% and 1.11% of daily average net assets of the Small Cap Value and Balanced Funds, respectively. The Adviser at its sole discretion reserves the right to terminate this arrangement at any time.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

NOTES TO THE FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2003 are as follows:

                                                  SMALL CAP       BALANCED
                                                 VALUE FUND         FUND
                                                ------------      --------
     Purchases
       U.S. Government.......................   $     --        $ 8,279,991
       Other.................................    30,976,563       6,736,294
     Sales
       U.S. Government.......................   $      --         6,681,679
       Other.................................    36,700,979       6,263,609

7. FEDERAL TAX INFORMATION:

It is the Funds' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains as follows:

                                                             TOTAL CAPITAL
                                              EXPIRES       LOSS CARRYOVER
                                               2010            10/31/02
                                             --------       --------------
     Balanced Fund...........................$112,455         $112,455

NOTES TO THE FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
For Federal income tax purposes, the cost of securities owned at April 30, 2003, and the net unrealized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2003, were as follows:


                             FEDERAL TAX       APPRECIATED     DEPRECIATED   NET UNREALIZED
                                COST           SECURITIES      SECURITIES     DEPRECIATION
                            ------------      ------------    ------------   --------------

     Small Cap Value
       Fund...............  $202,506,878       $12,689,687    $(36,119,251)    $(23,429,564)
     Balanced Fund........    36,321,905         1,936,691      (4,155,794)      (2,219,103)

8. OTHER:

At April 30, 2003, 27% of total shares outstanding were held by two shareholders of the Small Cap Value Fund and 52% of total shares outstanding were held by two shareholders of the Balanced Fund, each owning 10% or greater of the aggregate total shares outstanding.

                             STERLING CAPITAL FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                    Toll-Free
                                 1-866-450-3722

                                    ADVISER:
                        Sterling Capital Management, LLC
                              Two Morrocroft Centre
                           4064 Colony Road, Suite 300
                               Charlotte, NC 28211

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004

                              INDEPENDENT AUDITORS:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103


    This information must be preceded or accompanied by a current prospectus for the Funds described.

SCM-SA-002-0200

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5-6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                              SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.